INTANGIBLE ASSETS AND GOODWILL, NET, Reconciliation of Changes in Goodwill (Details) S/ in Thousands, $ in Millions	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 PEN (S/)
Goodwill [Abstract]
Goodwill	S/ 796,859	$ 434,825	$ 113.4	S/ 820,899
Mibanco - Edyficar Peru [Member]
Goodwill [Abstract]
Goodwill	273,694			273,694
Mibanco Colombia - (antes Bancompartir) [Member]
Goodwill [Abstract]
Goodwill	124,746			135,658
Prima AFP - AFP Union Vida [Member]
Goodwill [Abstract]
Goodwill	124,641			124,641
Credicorp Capital Colombia [Member]
Goodwill [Abstract]
Goodwill	114,714			124,447
Banco de Credito del Peru [Member]
Goodwill [Abstract]
Goodwill	52,359			52,359
Pacifico Seguros [Member]
Goodwill [Abstract]
Goodwill	36,354			36,354
Atlantic Security Holding Corporation [Member]
Goodwill [Abstract]
Goodwill	29,795			29,795
Tenpo SpA [Member]
Goodwill [Abstract]
Goodwill	24,444			26,602
Tenpo Prepago S.A. (before "Multicaja Prepago S.A.") [Member]
Goodwill [Abstract]
Goodwill	13,719			14,956
Compania Incubadora De Soluciones Moviles SA- Culqi [Member]
Goodwill [Abstract]
Goodwill	2,297			2,297
Crediseguro Seguros Personales [Member]
Goodwill [Abstract]
Goodwill	S/ 96			S/ 96